Note 4: Common Stock Issued For Cash	3 Months Ended
Jun. 30, 2012
Note 4: Common Stock Issued For Cash:
Note 4: Common Stock Issued For Cash

NOTE 4: COMMON STOCK ISSUED FOR CASH

In January and February 2012, the Company sold 5,473,385 shares of its common stock at $0.35 per share for gross cash proceeds of $1,915,684.  $290,054 in professional, advisory and finder’s fees were incurred in relation to the financing.